Trade payables and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Trade payables	$ 3,607	$ 4,096
Accrued expenses	4,041	1,185
Total trade and other current payables	$ 7,648	$ 5,281